SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	2 Months Ended	3 Months Ended
	Apr. 30, 2026	Jul. 31, 2026
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Company’s fiscal year end is April 30.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect reported amounts of assets, liabilities, revenue and expenses and related disclosures. Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. As of April 30, 2026, the Company had cash and cash equivalents of $132,508.

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. As of July 31, 2026, the Company had cash and cash equivalents of $68,489.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The carrying amounts of financial instruments, including cash, accrued liabilities and other current liabilities, approximate fair value because of the short-term nature of these instruments.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue in accordance with Accounting Standards Codification (“ASC”) Topic 606, Revenue from Contracts with Customers.

Revenue is recognized when control of promised goods or services is transferred to customers in an amount that reflects the consideration the Company expects to receive in exchange for those goods or services.

As of April 30, 2026, the Company had not generated revenue.

Revenue Recognition

The Company applies ASC Topic 606, Revenue from Contracts with Customers. The Company received a one-time $3,000 franchise cooperation fee under an agreement with an initial term of one year beginning May 5, 2026. The fee is recognized on a straight-line basis over the initial one-year service period because the arrangement includes ongoing cooperation, branding, operational and franchise-support services. Through July 31, 2026, the Company recognized approximately $723 of revenue and recorded approximately $2,277 as deferred revenue.

Income Taxes

Income Taxes

The Company accounts for income taxes under ASC Topic 740, Income Taxes. Deferred tax assets and liabilities are recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

A valuation allowance is provided when it is more likely than not that some portion or all deferred tax assets will not be realized.

Net Loss Per Share

Net Loss Per Share

Basic net loss per share is computed by dividing net loss by the weighted average number of common shares outstanding during the period.

Diluted net loss per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock. Diluted net loss per share is the same as basic net loss per share for the period presented because all potentially dilutive securities would be anti-dilutive.

Net Loss Per Share

Basic net loss per share is computed by dividing net loss by the weighted average number of common shares outstanding during the period. Diluted net loss per share is the same as basic net loss per share because the Company had no potentially dilutive securities outstanding during the period.

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with ASC Topic 718, Compensation – Stock Compensation. The Company recognizes stock-based compensation expense based on the estimated grant-date fair value of equity awards issued to employees and non-employees.

As of April 30, 2026, the Company had not granted any stock options or other equity awards.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

Management does not believe that any recently issued but not yet effective accounting pronouncements, if adopted, would have a material effect on the accompanying financial statements.

Contract Liabilities (Deferred Franchise Revenue)

Contract Liabilities (Deferred Franchise Revenue)

Amounts received from customers before the Company satisfies the related performance obligations are recorded as contract liabilities and presented as deferred franchise revenue. Such amounts are recognized as revenue as the related services are provided. As of July 31, 2026, the Company had deferred franchise revenue of approximately $2,277 and no contract assets.

Other Current Liabilities

Other Current Liabilities

The Company records other current liabilities when a present obligation has been incurred and the amount can be reasonably estimated. Such liabilities are measured at the amount expected to be paid and are derecognized when the obligation is settled. Other current liabilities primarily consist of accrued consulting and advisory fees as described in Notes 4 and 7.